STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Banks - 3.2%
Popular	139,438		6,766,926
TCF Financial	234,634		7,883,702
			14,650,628
Capital Goods - 4.6%
CNH Industrial	731,005	[a]	7,953,334
Owens Corning	86,995		6,339,326
Quanta Services	103,764		7,091,232
			21,383,892
Commercial & Professional Services - 4.1%
Clarivate	388,369	[a]	10,656,845
Equifax	48,573		8,106,834
			18,763,679
Consumer Durables & Apparel - 5.2%
D.R. Horton	101,516		7,562,942
Hasbro	98,427		9,156,664
Skechers U.S.A, CI. A	220,286	[a]	7,372,972
			24,092,578
Consumer Services - 1.4%
Norwegian Cruise Line Holdings	275,765	[a,b]	6,306,746
Diversified Financials - 5.0%
Ares Management, Cl. A	128,336		5,781,537
Capital One Financial	96,446		8,259,635
Voya Financial	158,423		9,129,917
			23,171,089
Energy - 3.5%
Cabot Oil & Gas	333,821		5,848,544
Parsley Energy, Cl. A	234,736		2,941,242
Pioneer Natural Resources	28,980		2,914,808
Valero Energy	86,163		4,632,985
			16,337,579
Food, Beverage & Tobacco - 3.6%
Conagra Brands	275,885		10,086,356
Ingredion	81,743		6,306,472
			16,392,828
Health Care Equipment & Services - 7.9%
Alcon	119,521	[a,b]	7,675,639
Centene	102,100	[a]	6,294,465
Encompass Health	62,809		5,061,149
Laboratory Corp. of America Holdings	37,730	[a]	7,539,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Health Care Equipment & Services - 7.9% (continued)
Zimmer Biomet Holdings	67,016		9,993,426
			36,564,642
Insurance - 3.0%
Arch Capital Group	160,853	[a]	5,178,662
Reinsurance Group of America	74,813		8,624,443
			13,803,105
Materials - 12.1%
Crown Holdings	81,146	[a]	7,648,011
Eagle Materials	58,588	[a]	5,330,922
FMC	90,909		10,546,353
Freeport-McMoRan	351,471	[a]	8,220,907
Louisiana-Pacific	152,493		5,219,835
Newmont	164,059		9,649,950
The Mosaic Company	430,934		9,463,311
			56,079,289
Media & Entertainment - 4.0%
Activision Blizzard	159,120		12,646,858
Zillow Group, Cl. C	55,167	[a]	5,947,554
			18,594,412
Pharmaceuticals Biotechnology & Life Sciences - 4.6%
Neurocrine Biosciences	56,789	[a]	5,391,548
Sarepta Therapeutics	30,759	[a]	4,332,713
Syneos Health	103,082	[a]	6,786,919
Viatris	272,592	[a]	4,584,997
			21,096,177
Real Estate - 5.9%
Alexandria Real Estate Equities	42,939	[c]	7,030,403
CBRE Group, Cl. A	110,229	[a]	6,739,401
Digital Realty Trust	68,682	[c]	9,254,899
Equity Residential	76,135	[c]	4,409,739
			27,434,442
Retailing - 3.6%
Dollar General	48,107		10,515,228
Expedia Group	47,618	[a]	5,927,965
			16,443,193
Semiconductors & Semiconductor Equipment - 5.8%
First Solar	110,820	[a]	10,353,913
ON Semiconductor	322,268	[a]	9,265,205
Skyworks Solutions	52,033		7,345,499
			26,964,617
Software & Services - 10.5%
Euronet Worldwide	70,690	[a]	9,503,564
Global Payments	47,806		9,331,253
Nuance Communications	384,016	[a,b]	16,562,610

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Software & Services - 10.5% (continued)
Proofpoint		57,309	[a]	5,930,908
Slack Technologies, Cl. A		172,358	[a,b]	7,390,711
				48,719,046
Technology Hardware & Equipment - 2.6%
FLIR Systems		126,070		4,820,917
Western Digital		163,329	[a]	7,330,206
				12,151,123
Transportation - .5%
Knight-Swift Transportation Holdings		56,070		2,315,130
Utilities - 5.4%
Edison International		135,006		8,283,968
Exelon		195,673		8,036,290
PPL		307,730		8,745,687
				25,065,945
Total Common Stocks (cost $355,381,667)				446,330,140

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
SPDR S&P MidCap 400 ETF Trust (cost $1,660,800)		4,617		1,827,316
	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,618,091)	0.10	8,618,091	[d]	8,618,091

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,799,784)	0.10	2,799,784	[d]	2,799,784
Total Investments (cost $368,460,342)		99.4%		459,575,331
Cash and Receivables (Net)		.6%		2,845,521
Net Assets		100.0%		462,420,852

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $32,099,292 and the value of the collateral was $32,993,153, consisting of cash collateral of $2,799,784 and U.S. Government & Agency securities valued at $30,193,369.

c Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	446,330,140	-	-	446,330,140
Exchange-Traded Funds	1,827,316	-	-	1,827,316
Investment Companies	11,417,875	-	-	11,417,875

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $91,114,989, consisting of $107,074,862 gross unrealized appreciation and $15,959,873 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.